Segment reporting - Intersegment sales and transfers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment reporting
Revenue	$ 18,252	$ 10,981	$ 30,058
Cost of revenue	9,622	7,253	16,009
Gross profit	8,630	3,728	14,049
Total operating expenses	48,429	20,919	18,190
Loss before income tax expense	(34,208)	(18,116)	(3,043)
Other segment disclosures
Interest expense	223	1,003	689
Profit / (loss) from intersegment sales	34,208	18,116	3,043
Income tax recovery / (expense)	(162)	3,085	225
Segment assets	$ 504,179	97,566
Number of operating segments | segment	2
Semiconductors Segment
Segment reporting
Cost of revenue	$ 9,203	7,253	16,009
Gross profit	5,448	3,728	14,049
ASIC
Segment reporting
Cost of revenue	419
Gross profit	3,182
Reportable segment before other operating segment
Segment reporting
Revenue	18,252	10,981	30,058
Reportable segment before other operating segment | Semiconductors Segment
Segment reporting
Revenue	14,651	10,981	30,058
Reportable segment before other operating segment | ASIC
Segment reporting
Revenue	3,601
Other segment
Segment reporting
Loss before income tax expense			(6,498)
Other segment disclosures
Profit / (loss) from intersegment sales			6,498
Operating segment
Segment reporting
Total operating expenses	22,759	12,845	12,300
Other segment items	1,029	(109)	(1,706)
Loss before income tax expense	(15,158)	(9,008)	3,455
Other segment disclosures
Interest revenue	7	160	88
Interest expense	421	95	109
Depreciation and amortization	2,203	628	571
Profit / (loss) from intersegment sales	15,158	9,008	(3,455)
Income tax recovery / (expense)	(171)	(3,077)	(218)
Segment assets	47,892	13,564	23,736
Operating segment | Semiconductors Segment
Segment reporting
Total operating expenses	17,737	12,845	12,300
Other segment items	1,269	(109)	(1,706)
Loss before income tax expense	(13,558)	(9,008)	3,455
Other segment disclosures
Interest revenue	7	160	88
Interest expense	370	95	109
Depreciation and amortization	678	628	571
Profit / (loss) from intersegment sales	13,558	9,008	(3,455)
Income tax recovery / (expense)		(3,077)	(218)
Segment assets	17,171	13,564	23,736
Operating segment | ASIC
Segment reporting
Total operating expenses	5,022
Other segment items	(240)
Loss before income tax expense	(1,600)
Other segment disclosures
Interest expense	51
Depreciation and amortization	1,525
Profit / (loss) from intersegment sales	1,600
Income tax recovery / (expense)	(171)
Segment assets	30,721
Operating segment | Reportable segment before other operating segment
Segment reporting
Revenue	18,735	10,981	30,058
Operating segment | Reportable segment before other operating segment | Semiconductors Segment
Segment reporting
Revenue	14,651	10,981	$ 30,058
Operating segment | Reportable segment before other operating segment | ASIC
Segment reporting
Revenue	4,084
Operating segment | Other segment
Segment reporting
Loss before income tax expense	(19,029)	(9,108)
Other segment disclosures
Profit / (loss) from intersegment sales	19,029	$ 9,108
Intersegment elimination
Segment reporting
Revenue	(483)
Loss before income tax expense	(21)
Other segment disclosures
Profit / (loss) from intersegment sales	21
Intersegment elimination | ASIC
Segment reporting
Revenue	(483)
Loss before income tax expense	(21)
Other segment disclosures
Profit / (loss) from intersegment sales	21
Intersegment elimination | Reportable segment before other operating segment
Segment reporting
Revenue	483
Intersegment elimination | Reportable segment before other operating segment | ASIC
Segment reporting
Revenue	$ 483